Warrants - Schedule of Warrants Outstanding (Details)	9 Months Ended
	Jul. 31, 2025 $ / shares shares	Jul. 31, 2025 $ / shares shares
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	3,881,441	3,881,441
Number of shares to be issued from the exercise of warrants (warrant shares)	2,238,848	2,238,848
November 17, 2027 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	1,923	1,923
Number of shares to be issued from the exercise of warrants (warrant shares)	1,923	1,923
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 243.75	$ 337.45
Expiry date	Nov. 17, 2027
April 5, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	728,409	728,409
Number of shares to be issued from the exercise of warrants (warrant shares)	527,181	527,181
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.077	$ 1.077
Expiry date	Apr. 05, 2028
September 17, 2028 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	2,024,739	2,024,739
Number of shares to be issued from the exercise of warrants (warrant shares)	583,264	583,264
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.077	$ 1.077
Expiry date	Sep. 17, 2028
January 15, 2029 [Member]
Schedule of Warrants Outstanding [Line Items]
Number of warrants outstanding	1,126,480	1,126,480
Number of shares to be issued from the exercise of warrants (warrant shares)	1,126,480	1,126,480
Exercise price per warrant shares (in Dollars per share and Dollars per share) | (per share)	$ 1.6	$ 1.6
Expiry date	Jan. 15, 2029